Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Tables)	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Table Text Block]
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2020	2019	2018	2017
Cash and cash equivalents	$144.4	$78.7	$281.6	$78.9
Restricted cash	5.0	5.1	5.0	5.0
Restricted cash - Asbestos	36.4	39.8	26.6	108.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$185.8	$123.6	$313.2	$192.8